Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries
The table below presents a summary of the consolidated financial statements of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2021 and 2020, in accordance with the IFRS. For information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro		Inteligo and Subsidiaries
	2021	2020	2021	2020	2021	2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	14,390,759	17,702,412	1,055,105	358,035	1,533,043	596,796
Financial Investments	10,062,243	8,966,316	11,951,454	12,895,017	2,314,331	1,881,043
Loans, net	41,307,369	38,859,028	—	—	1,698,397	1,660,526
Investment property	—	—	1,224,454	1,043,978	—	—
Total assets	68,584,019	68,038,621	14,743,405	14,786,389	5,722,539	4,308,618
Deposits and obligations	44,966,330	44,576,836	—	—	4,171,832	2,855,498
Due to banks and correspondents	8,112,667	9,359,157	226,742	1,117	183,441	300,603
Bonds, notes and other obligations	6,938,988	6,491,890	262,933	238,993	—	—
Insurance contract liabilities	—	—	11,819,263	12,362,929	—	—
Total liabilities	61,581,982	61,814,096	13,233,420	13,321,241	4,427,452	3,233,691
Equity attributable to IFS’s shareholders	7,002,037	6,224,525	1,509,985	1,465,148	1,295,087	1,074,927
Consolidated statement of income -
Net interest and similar income	2,743,750	2,783,057	736,912	616,887	114,488	111,762
Impairment loss on loans, net of recoveries	(379,034)	(2,393,923)	—	—	(2,543)	(21)
Loss (recovery) due to impairment of financial investments	(527)	170	33,198	(33,819)	(1,615)	745
Net gain of investment property	—	—	21,969	5,438	—	—
Fee income from financial services, net	677,461	619,842	(6,802)	(6,056)	196,959	163,968
Insurance premiums and claims	—	—	(272,037)	(279,070)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,360,278	(5,672)	339,233	200,826	283,545	243,125